[INVESCO ICON] INVESCO FUNDS                      INVESCO FUNDS GROUP, INC.
                                                  7800 East Union Avenue
                                                  Denver, Colorado 80237
                                                  Post office Box 173706
                                                  Denver, Colorado 80217-3706
                                                  Telephone:  303-930-6300



August 15, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO MONEY MARKET FUNDS, INC.
      1933 ACT NO. 002-55079
      1940 ACT NO. 811-2606
      CIK NO. 0000035685

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Money Market Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of the Prospectus for INVESCO Cash Reserves Fund - Class A, B and C and the Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 40 under the 1933 Act and Amendment No. 27 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on July 28, 2000. This Post-Effective Amendment is effective August 15, 2000.

If you have any questions or comments, please contact the undersigned at (303) 930-6526.

Sincerely,


/s/ James F. Lummanick
---------------------------
James F. Lummanick
Vice President and
Assistant General Counsel


JFL/slj